Stock Options and Awards - Schedule of Estimate the Fair Value of Option Granted and Warrants Granted (Details) (10-K)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected life (in years)	5 years 1 month 6 days	3 years 9 months 18 days
Risk-free interest rate, minimum	0.40%
Risk-free interest rate, maximum	0.60%
Risk-free interest rate		1.30%
Expected volatility, maximum	98.00%
Expected volatility, minimum	100.00%
Expected volatility		102.00%
Dividend yield	0.00%	0.00%